Offerings	Oct. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.150% Notes due 2030
Amount Registered | shares	525,614,969.51
Proposed Maximum Offering Price per Unit	0.99996
Maximum Aggregate Offering Price	$ 525,593,944.92
Fee Rate	0.0087%
Amount of Registration Fee	$ 45,726.67
Offering Note	(1) C$750,000,000 aggregate principal amount of 4.150% Notes due 2030, C$2,000,000,000 aggregate principal amount of 4.450% Notes due 2033, C$1,750,000,000 aggregate principal amount of 4.950% Notes due 2038 and C$500,000,000 aggregate principal amount of 5.250% Notes due 2056 will be issued in this offering. The amount registered, the maximum aggregate offering price and the amount of registration fee are based on the Canadian dollar/U.S. dollar exchange rate of C$1.4269 = $1.00, as announced on October 9, 2026 by the U.S. Federal Reserve Board. (2) This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.450% Notes due 2033
Amount Registered | shares	1,401,639,918.7
Proposed Maximum Offering Price per Unit	0.99946
Maximum Aggregate Offering Price	$ 1,400,883,033.15
Fee Rate	0.0087%
Amount of Registration Fee	$ 121,876.82
Offering Note	(1) C$750,000,000 aggregate principal amount of 4.150% Notes due 2030, C$2,000,000,000 aggregate principal amount of 4.450% Notes due 2033, C$1,750,000,000 aggregate principal amount of 4.950% Notes due 2038 and C$500,000,000 aggregate principal amount of 5.250% Notes due 2056 will be issued in this offering. The amount registered, the maximum aggregate offering price and the amount of registration fee are based on the Canadian dollar/U.S. dollar exchange rate of C$1.4269 = $1.00, as announced on October 9, 2026 by the U.S. Federal Reserve Board. (2) This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2038
Amount Registered | shares	1,226,434,928.87
Proposed Maximum Offering Price per Unit	0.99991
Maximum Aggregate Offering Price	$ 1,226,324,549.72
Fee Rate	0.0087%
Amount of Registration Fee	$ 106,690.24
Offering Note	(1) C$750,000,000 aggregate principal amount of 4.150% Notes due 2030, C$2,000,000,000 aggregate principal amount of 4.450% Notes due 2033, C$1,750,000,000 aggregate principal amount of 4.950% Notes due 2038 and C$500,000,000 aggregate principal amount of 5.250% Notes due 2056 will be issued in this offering. The amount registered, the maximum aggregate offering price and the amount of registration fee are based on the Canadian dollar/U.S. dollar exchange rate of C$1.4269 = $1.00, as announced on October 9, 2026 by the U.S. Federal Reserve Board. (2) This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2056
Amount Registered | shares	350,409,979.68
Proposed Maximum Offering Price per Unit	0.99805
Maximum Aggregate Offering Price	$ 349,726,680.22
Fee Rate	0.0087%
Amount of Registration Fee	$ 30,426.22
Offering Note	(1) C$750,000,000 aggregate principal amount of 4.150% Notes due 2030, C$2,000,000,000 aggregate principal amount of 4.450% Notes due 2033, C$1,750,000,000 aggregate principal amount of 4.950% Notes due 2038 and C$500,000,000 aggregate principal amount of 5.250% Notes due 2056 will be issued in this offering. The amount registered, the maximum aggregate offering price and the amount of registration fee are based on the Canadian dollar/U.S. dollar exchange rate of C$1.4269 = $1.00, as announced on October 9, 2026 by the U.S. Federal Reserve Board. (2) This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.